The members of the Board of Directors and the Board of the Executive Officers had, together directly, the following shareholding in Bradesco: (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Transactions With Related Parties
Common shares	0.34%	0.33%
Preferred shares	0.83%	0.80%
Total shares	0.58%	0.57%